Debt - Scheduled Future Payments on Term Loan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Less: current portion			$ (5,493)
Long-term portion	$ 14,384	$ 27,386	$ 9,149
Term Loan [Member]
Debt Instrument [Line Items]
2015	6,827
2016	6,827
2017	4,118
Total future payments	17,772
Less: amount representing interest	(2,772)
Total principal amount	15,000
Less: unamortized debt discount	(358)
Carrying value of long-term debt	14,642
Less: current portion	(5,493)
Long-term portion	9,149
Carrying value of long-term debt	$ 14,642